Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [abstract]
Interest income on impaired loans	$ 21	$ 17